Annual Fund Operating Expenses - AST MFS GROWTH PORTFOLIO - No Share Class	Apr. 26, 2021
Operating Expenses:
Management Fees	0.72%
+ Distribution and/or Service Fees (12b-1 Fees)	0.25%
Other Expenses Over Assets [Item]	0.01%
= Total Annual Portfolio Operating Expenses	0.98%
-Fee Waiver and/or Expense Reimbursement	(0.02%)
= Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.96%	[1]

[1]	The Manager has contractually agreed to waive 0.0185% of its investment management fee through June 30, 2022. This arrangementmay not be terminated or modified without the prior approval of the Trust’s Board of Trustees.